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                              Bramwell Growth Fund

                                    (5 stars)
                         OVERALL MORNINGSTAR RATING(TM)
                                  as of 3/31/03

                                    (PHOTO)
                           ELIZABETH R. BRAMWELL, CFA
                     President and Chief Investment Officer

                                     (LOGO)
                                    Bramwell
                                     FUNDS

                      For a Prospectus visit us online at
                             WWW.BRAMWELLFUNDS.COM

                                 or call us at
                                 1-800-BRAMCAP
                                (1-800-272-6227)

The Bramwell Growth Fund received a 5-star Overall Morningstar Rating(TM) in the U.S.-domiciled Large Growth category as of March 31, 2003, as well as 5 stars for the 3- and 5-year periods when rated against 846 and 560 Large Growth funds, respectively.

For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive
3 stars, the next 22.5% receive 2 stars and the bottom 10% receive 1 star. The Overall Morningstar Rating(TM) for a fund is derived from a weighted average of the performance figures associated with its three-,five-and ten-year (if applicable) Morningstar Rating(TM) metrics. Past performance is no guarantee of future results.

Average annual total returns as of 3/31/03: 1-year: -21.48%, 3-year: -14.79%, 5-year: -0.76% and since inception (8/1/94): 9.89%.

The Prospectus contains more complete information,including fees and expenses. Read it carefully before you invest or send money. Past performance does not guarantee future results. Principal value and investment returns will fluctuate, and you may have a gain or a loss when you sell your shares.

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